INCOME TAXES - Additional Information (Detail) ¥ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended												48 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2028	Dec. 31, 2026
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax rate	1.30%	1.30%	1.30%
Net operating loss carried forward	¥ 3,941,813,000
Unrecognized uncertain tax positions	¥ 0			¥ 0
Increase Decrease in net income/loss per ordinary share-diluted | ¥ / shares	¥ 0.3			¥ 0.4		¥ 0.1
Income tax (expenses)/benefits	¥ 4,111,000	$ 588		¥ (8,632,000)		¥ (10,657,000)
Chinese Mainland
Income Tax Disclosure [Line Items]
Income tax (expenses)/benefits	4,111,000
Non-Chinese Mainland
Income Tax Disclosure [Line Items]
Income tax (expenses)/benefits	0
Exemption For Income Tax Holiday [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in income tax expenses	¥ (49,001,000)			¥ (67,850,000)		¥ 17,480,000
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date	Dec. 31, 2034	Dec. 31, 2034	Dec. 31, 2034
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Minimum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $			$ 2,000
Income tax rate	8.25%	8.25%	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Maximum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $			$ 2,000
Income tax rate	16.50%	16.50%	16.50%
Beijing Lexuebang [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%
Beijing Yuexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.50%	12.50%	12.50%	0.00%	0.00%	0.00%
Beijing Gaotu [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate							15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		15.00%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit | $			$ 0		$ 0